Property and Equipment - Schedule of Depreciation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total depreciation expense					$ 39,090
Wilco Holdco Inc
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 9,564	$ 9,939	$ 39,510	$ 40,119	39,090
Rent, clinic supplies, contract labor and other [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense					25,653
Rent, clinic supplies, contract labor and other [Member] | Wilco Holdco Inc
Property, Plant and Equipment [Line Items]
Total depreciation expense	6,506	6,371	25,409	25,007
Selling, general and administrative expenses
Property, Plant and Equipment [Line Items]
Total depreciation expense					$ 13,437
Selling, general and administrative expenses | Wilco Holdco Inc
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 3,058	$ 3,568	$ 14,101	$ 15,112